CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		30 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Consolidated Statements Of Operations
Total Revenue
Expenses
Exploration & Leasehold Costs	14,100	47,662	42,795	410,202	457,501	142,664	655,934
Management and Consulting	10,000	39,980	50,500	54,980	119,480	101,774	221,254
General and Administration	109,773	236,848	365,829	569,046	931,607	221,711	1,153,900
Depreciation	361	39	723	78	154	1,927	2,082
Accretion on Asset Retirement Obligation	2,322	1,562	4,642	3,123	9,436	622	10,057
Total Expenses	136,556	326,091	464,489	1,037,428	1,518,178	468,698	2,043,227
Other Income (Expense)
Other Expenses			(2,153)		(7,310)	(800)	(8,110)
Interest Income	(250)		1,243	(5,650)		167	167
Gain on Sale of Oil and Gas Properties						123,476	123,476
Total Other Income (Expense)	(250)		(910)	(5,650)	(7,310)	122,843	115,533
Net Loss	$ (136,306)	$ (326,091)	$ (465,399)	$ (1,043,078)	$ (1,525,488)	$ (345,855)	$ (1,927,694)
Loss per common share Basic and diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.01)	$ (0.04)
Weighted average number of shares outstanding Basic and diluted	62,864,337	60,287,222	62,372,315	62,206,111	61,114,602	27,287,500	50,640,219